Consolidated Statements of Operations And Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue (related party amounts of $39,917, $26,749 and $9,514 for the years ended March 31, 2021, 2020 and 2019, respectively)		$ 243,920	$ 305,463	$ 440,900
Cost of revenue (related party amounts of $(1,400), $994 and $(169) for the years ended March 31, 2021, 2020 and 2019, respectively)		126,914	168,031	248,010
Gross Profit		117,006	137,432	192,890
Operating expenses:
Research and development (related party amounts of $18,684, $19,058 and $6,315 for the years ended March 31, 2021, 2020 and 2019, respectively)		159,856	181,276	140,532
Sales and marketing		43,197	110,519	190,848
General and administrative		99,149	59,392	50,293
Restructuring and other charges	[1]		44,692
Total operating expenses		302,202	395,879	381,673
Loss from operations		(185,196)	(258,447)	(188,783)
Interest and other income, net		1,577	7,584	5,250
Net and comprehensive loss		$ (183,619)	$ (250,863)	$ (183,533)
Net loss per share of Class A and B common stock attributable to common stockholders, basic and diluted		$ (4.23)	$ (6.52)	$ (5.32)
Weighted-average shares used in computing net loss per share of Class A and B common stock attributable to common stockholders, basic and diluted		43,449,826	38,453,767	34,482,458

[1]	For the year ended March 31, 2020, restructuring includes $0.9 million of stock-based compensation expense related to restructuring activities.